Derivative Instruments (Effects Of Derivative Activities And Location Of Gains And Losses On Statement Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	$ (4,951)	$ (19,761)
Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	(4,951)	(19,761)
Unrealized derivative losses	(1,310)	(14,903)
Not Designated as Hedging Instrument | Derivatives
Derivative [Line Items]
Cash received (paid) for derivatives	(3,641)	(4,858)
Not Designated as Hedging Instrument | Derivatives | Interest Rate Contract
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	(22)	(382)
Not Designated as Hedging Instrument | Derivatives | Commodity Contract
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	$ (4,929)	$ (19,379)